Disposal of Subsidiaries - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) Entity	Dec. 31, 2021 USD ($) Entity
Discontinued Operations And Disposal Groups [Abstract]
Number of deconsolidated entities | Entity	2	2
Proceeds from disposition of subsidiary group | ¥	¥ 20,000
Gain on disposal of subsidiaries	¥ 43,967	$ 6,899